Derivative Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) - USD ($) $ in Millions		Mar. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Non-current derivative assets		$ 24	$ 31
Derivative liabilities		(4)	0
Non-current derivative liabilities		(3)	(3)
CQP Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets		27	21
CQP Interest Rate Derivatives [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		12	7
CQP Interest Rate Derivatives [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets		15	14
Liquefaction Supply Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets	[1]	17	58
Total derivative liabilities	[1]	(7)	(3)
Derivative asset, net	[1]	10	55
Derivative, collateral call		1	1
Liquefaction Supply Derivatives [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	[1]	8	41
Liquefaction Supply Derivatives [Member] | Non-current derivative assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets	[1]	9	17
Liquefaction Supply Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	[1]	(4)	0
Liquefaction Supply Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	[1]	$ (3)	$ (3)

[1]	Does not include a collateral call of $1 million for such contracts, which is included in other current assets in our Consolidated Balance Sheets as of both March 31, 2018 and December 31, 2017.